SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash and cash equivalents	$ 21,378	$ 75,605
Total Investment	14,415	14,880
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash and cash equivalents	21,378	75,605
Total Investment	14,415	14,880
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash and cash equivalents
Total Investment
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash and cash equivalents
Total Investment